MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2023 (Unaudited)

Mutual Funds (80.2%)	Shares	Value

USAA Intermediate-Term Bond	68,644	$ 632,214
Carillion Reams Core Plus Bond Class I	20,209	618,998
Fidelity Floating Rate High Income	67,595	613,765
Dodge & Cox Global Bond Class I	56,896	590,578
BrandywineGLOBAL High Yield Class I	56,672	542,349
PIMCO Inflation Response Multi-Asset Class I	70,253	537,433
Vanguard Emerging Markets Bond Adm Class	23,825	527,487
Fidelity Strategic Real Return	60,736	513,824
American Funds The Bond Fund of America Class F2	42,662	495,307
Dodge & Cox Income	39,563	492,960
Catalyst/CIFC Floating Rate Income Class I	52,434	473,483
Artisan High Income Advisor	53,921	466,956
Vanguard High Dividend Yield Index Inv Class	14,348	456,549
Fidelity Strategic Dividend & Income	27,109	425,336
Fidelity Multi-Asset Income	31,598	414,882
PIMCO Low Duration Income Class I	52,520	408,607
Lord Abbett Bond Debenture Class R6	57,856	404,417
Vanguard Utilities Index Adm Class	5,326	394,116
Hartford Strategic Income Class I	51,077	389,719
Vanguard Short-Term Inflation-Protected Securities Adm Class	14,831	355,042
BBH Limited Duration Class I	34,861	349,651
Columbia Convertible Securities Class I3	16,036	315,753
T Rowe Price Global Multi-Sector Bond Inv Class	31,864	305,257

Total Mutual Funds (Cost $ 11,126,800)		10,724,683

Short-Term Securities (15.7%)

Fidelity Institutional Money Market (Cost $ 1,631,066)		1,631,066

Total Short-term Securities		1,631,066

Total Investments in Securities (Cost $ 12,757,866) (95.9%)		12,355,749

Net Other Assets and Liabilities (4.1%)		395,171

Net Assets (100%)		$ 12,750,920

As of March 31, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$11,126,800
Unrealized appreciation	311,679
Unrealized depreciation	713,796
Net unrealized appreciation (depreciation)	(402,117)

MH Elite Portfolio of Funds Trust

March 31, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 10,724,683	-	-	$ 10,724,683
Short Term Investments	1,631,066	-	-	1,631,066
Total Investments in Securities	$ 12,355,749	-	-	$ 12,355,749

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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